Convertible Promissory Notes (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Schedule of Convertible Promissory Notes Payable [Table Text Block]
	July 31,	January 31,
	2013	2013

Revolving Credit Facility, bearing interest at 12% per annum, due August 16, 2014.	$500,000	$500,000

Convertible promissory note payable, non-interest bearing, due June 13, 2014 (Note 12)	166,667	-

Less: debt discounts	(175,574)	(16,050)
	491,093	483,950
Less: current portion	(1,989)	(483,950)
	$489,104	$-

January 31,	2013	2012

Convertible promissory notes payable, bearing interest at 12% per annum, due August 16, 2014.	$500,000	$-
Less: debt discount	(16,050)	-
	483,950	-
Less: current portion	(483,950)	-
	$-	$-

Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	0.29%
Expected life (years)	2.20
Expected volatility (1)	201.94%
Estimated stock price at date of issuance (2)	$0.25
Dividend yields	0.00%

At Issuance [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	0.29%
Expected life (years)	2.20
Expected volatility (1)	201.94%
Estimated stock price at date of issuance (2)	$0.25
Dividend yields	0.00%

Amended Convertible Promissory Notes [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	0.10%
Expected life (years)	1.07
Expected volatility (1)	151.47%
Estimated stock price (2)	$0.52
Dividend yields	0.00%

Modification [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	1.03%
Expected life (years)	4.25
Expected volatility (1)	249.92%
Estimated stock price at date of issuance (2)	$0.52
Dividend yields	0.00%